Other Non-Current Assets	12 Months Ended
Aug. 31, 2021
Disclosure Text Block Supplement [Abstract]
Other non-current assets
18.	Other non-current assets

Other non-current assets consisted of the following:

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$

Rental deposits	122,968	-	-
Prepayment for long-term investments	17,383	-	-
Due from third parties(a)	444,200	-	-
Deferred assets	54,341	-	-
Others	-	-	-
	638,892	-	-

(a)	Due from third parties primarily consisted of loans of RMB357,040 (US$55,266) and nil provided to a third party during the year ended August 31, 2020 and 2021, respectively.

As of August 31, 2021, all other non-current assets have been recognized fully impairment loss RMB81,024 (US$12,542) because of the tutoring service business termination by the Company, which is compliance with the changes in the regulatory environment on the private education industry in China.